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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2004
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia          July 28, 2004
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        87
                                             ----------------------------

Form 13F Information Table Value Total:      $ 253,411
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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

Caldwell & Orkin, Inc.
FORM 13F

                   30-Jun-04


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----

ABX AIR, INC.                    COM    00080s101      486    71,200   SH              Sole               71,200
ADOLOR CORP                      COM    00724x102      824    65,000   SH              Sole               65,000
AIRSPAN NETWORKS                 COM    00950h102      972   173,800   SH              Sole              173,800
AMERICA MOVIL-ADR                COM    02364w105    3,135    86,200   SH              Sole               86,200
AMERICAN EXPRESS CO.             COM    025816109    1,192    23,200   SH              Sole               23,200
ANDREW CORP                      COM    034425108    7,863   392,950   SH              Sole              392,950
APACHE CORP                      COM    037411105      291     6,680   SH              Sole                6,680
ASK JEEVES, INC.                 COM    045174109    2,740    70,200   SH              Sole               70,200
ATI TECHNOLOGIES, INC.           COM    001941103    3,261   172,900   SH              Sole              172,900
AUTOBYTEL.COM                    COM    05275n106      374    41,200   SH              Sole               41,200
BEBE STORES, INC.                COM    075571109    3,702   185,100   SH              Sole              185,100
BJ SERVICES                      COM    055482103    3,933    85,800   SH              Sole               85,800
BOSTON SCIENTIFIC CORP.          COM    101137107    5,675   132,600   SH              Sole              132,600
BRUNSWICK CORP.                  COM    117043109    4,468   109,500   SH              Sole              109,500
CARBO CERAMICS INC.              COM    140781105      594     8,700   SH              Sole                8,700
CASELLA WASTE SYSTEMS            COM    147448104    1,276    97,000   SH              Sole               97,000
CHESAPEAKE ENERGY CORP.          COM    165167107    4,114   279,500   SH              Sole              279,500
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109    2,174    78,050   SH              Sole               78,050
CIT GROUP                        COM    125581108    4,285   111,900   SH              Sole              111,900
COACH, INC.                      COM    189754104    1,008    22,300   SH              Sole               22,300
COMCAST CORP. SP/CL-A            COM    20030n200    3,727   135,000   SH              Sole              135,000
COMPASS BANCSHARES INC.          COM    20449h109    3,883    90,300   SH              Sole               90,300
CYBERSOURCE CORP.                COM    23251j106    2,135   255,400   SH              Sole              255,400
DOT HILL SYSTEMS CORP.           COM    25848t109      580    51,700   SH              Sole               51,700
DOW JONES & CO INC COM           COM    260561105    2,697    59,800   SH              Sole               59,800
DOWNEY FINANCIAL CORP.           COM    261018105    1,331    25,000   SH              Sole               25,000
DUKE ENERGY                      COM    264399106    8,832   435,300   SH              Sole              435,300
ENDOLOGIX INC.                   COM    29266s106      410    84,700   SH              Sole               84,700
ENSCO INTERNATIONAL INC.         COM    26874q100    3,227   110,900   SH              Sole              110,900
EXXON MOBIL CORP.                COM    30231G102      471    10,608   SH              Sole               10,608
FIRST HORIZON NAT'L CORP.        COM    320517105    5,020   110,400   SH              Sole              110,400
GENERAL ELECTRIC CO.             COM    369604103   11,074   341,800   SH              Sole              341,800
GLOBAL PAYMENTS                  COM    37940x102    4,173    92,700   SH              Sole               92,700
GLOBAL SANTAFE CORP.             COM    g3930e101    4,235   159,800   SH              Sole              159,800
GREY WOLF INC COM                COM    397888108      698   164,700   SH              Sole              164,700
HARSCO CORP.                     COM    415864107      620    13,200   SH              Sole               13,200
HOME DEPOT INC.                  COM    437076102    2,228    63,300   SH              Sole               63,300
HUBBELL, INC.-B                  COM    443510201    1,186    25,400   SH              Sole               25,400
INKINE PHARMACEUTICAL            COM    457214104      837   216,400   SH              Sole              216,400
INTEGRA LIFESCIENCES             COM    457985208      222     6,300   SH              Sole                6,300
INTERWOVEN INC                   COM    46114t508      346    34,300   SH              Sole               34,300
INTL. GAME TECHNOLOGY            COM    459902102   14,016   363,100   SH              Sole              363,100
ISHARES MSCI JAPAN               COM    464286848    3,292   310,000   SH              Sole              310,000
J.C. PENNEY CO.                  COM    708160106    4,342   115,000   SH              Sole              115,000
JOHNSON & JOHNSON                COM    478160104      334     6,000   SH              Sole                6,000
KOHLS CORP.                      COM    500255104    1,725    40,800   SH              Sole               40,800
LAMAR ADVERTISING                COM    512815101    3,034    70,000   SH              Sole               70,000
LIFETIME HOAN CORP.              COM    531926103    1,128    49,500   SH              Sole               49,500
LOCKHEED MARTIN                  COM    539830109      208     4,000   SH              Sole                4,000
MICRO THERAPEUTICS INC.          COM    59500w100    1,173   279,400   SH              Sole              279,400
MICROSOFT CORP                   COM    594918104    1,634    57,200   SH              Sole               57,200
MITSUBISHI TOKYO FINAN ADR       COM    606816106    1,177   125,600   SH              Sole              125,600
MURPHY OIL CORP.                 COM    626717102      265     3,600   SH              Sole                3,600
NABORS INDUSTRIES LTD.           COM    g6359f103    5,526   122,200   SH              Sole              122,200
NEKTAR THERAPUTICS               COM    640268108    4,866   243,800   SH              Sole              243,800
NETRATINGS, INC.                 COM    64116m108      738    45,300   SH              Sole               45,300
NEWMONT MINING CORP.             COM    651639106      271     7,000   SH              Sole                7,000
NIKE INC CL B                    COM    654106103    3,538    46,700   SH              Sole               46,700
NOBLE CORP.                      COM    g65422100    3,236    85,400   SH              Sole               85,400
PATTERSON ENERGY                 COM    703481101    3,120    93,400   SH              Sole               93,400
PIONEER NATURAL RESOURCES        COM    723787107    3,238    92,300   SH              Sole               92,300
POLO RALPH LAUREN                COM    731572103    3,376    98,000   SH              Sole               98,000
PPL CORP.                        COM    69351t106      367     8,000   SH              Sole                8,000
PRAXAIR INC                      COM    74005P104    2,348    58,840   SH              Sole               58,840
RAE SYSTEMS, INC.                COM    75061p102      896   166,000   SH              Sole              166,000
REPUBLIC SERVICES                COM    760759100    5,496   189,900   SH              Sole              189,900
ROWAN COMPANIES INC              COM    779382100    1,153    47,400   SH              Sole               47,400
S&P 500 DEPOSITARY RECEIPT       COM    78462f103   14,494   126,550   SH              Sole              126,550
SCHLUMBERGER LTD.                COM    806857108    7,742   121,900   SH              Sole              121,900
SMITH INTL INC                   COM    832110100    1,935    34,700   SH              Sole               34,700

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
SOVEREIGN BANCORP, INC.          COM    845905108    5,306   240,100   SH              Sole              240,100
ST. JOE COMPANY                  COM    790148100    2,311    58,200   SH              Sole               58,200
STATION CASINOS, INC.            COM    857689103    3,088    63,800   SH              Sole               63,800
SUPERGEN, INC.                   COM    868059106      625    96,900   SH              Sole               96,900
TELEKOMUNIK INDONESIA-ADR        COM    715684106      159    10,200   SH              Sole               10,200
TEVA PHARMACEUTICAL ADR          COM    881624209      222     3,300   SH              Sole                3,300
THOMAS & BETTS CORP.             COM    884315102      580    21,300   SH              Sole               21,300
TIBCO SOFTWARE                   COM    88632q103    1,575   186,400   SH              Sole              186,400
TIME WARNER, INC.                COM    887317105    6,571   373,800   SH              Sole              373,800
TRANSOCEAN OFFSHORE INC.         COM    g90078109    2,338    80,800   SH              Sole               80,800
TUCOWS, INC.                     COM    898697107      287   463,000   SH              Sole              463,000
TYCO INT'L LTD.                  COM    902124106    9,915   299,200   SH              Sole              299,200
UNITED HEALTHCARE CORP           COM    91324p102    4,675    75,100   SH              Sole               75,100
VARIAN MEDICAL SYSTEMS           COM    92220p105    5,110    64,400   SH              Sole               64,400
VERSO TECH, INC.                 COM    925317109      401   234,400   SH              Sole              234,400
WALT DISNEY                      COM    254687106    1,274    50,000   SH              Sole               50,000
WASHINGTON POST CL B             COM    939640108    4,007     4,309   SH              Sole                4,309
REPORT SUMMARY                    87 DATA RECORDS  253,411                      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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